Management and Director Compensation	9 Months Ended
Sep. 30, 2023
Management And Director Compensation
Management and Director Compensation

Note 11 – Management and Director Compensation

The Company paid its officers cash compensation totaling $245,000 and $362,500 and $1,290,000 and $770,095 for the three and nine-month periods ended September 30, 2023 and 2022, respectively.

The Company paid its directors cash compensation totaling $100,000 and $300,000 and $100,000 and $200,000 for the three and nine-month periods ended September 30, 2023 and 2022, respectively.